Ivy Funds VIP Global Natural Resources
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns -		1 Year	5 Years	Since Inception	Inception Date
Ivy Funds VIP Global Natural Resources		17.06%	7.13%	10.67%	Apr. 28, 2005
Ivy Funds VIP Global Natural Resources Morgan Stanley Commodity Related Index (reflects no deduction for fees, expenses or taxes)		24.05%	13.75%	16.66%	Apr. 30, 2005
Ivy Funds VIP Global Natural Resources MSCI AC World IMI 55% Energy + 45% Materials Index (reflects no deduction for fees, expenses or taxes)	[1]	17.99%	10.00%	13.08%	Apr. 30, 2005
Ivy Funds VIP Global Natural Resources Lipper Variable Annuity Natural Resources Funds Universe Average (net of fees and expenses)		20.50%	9.17%	14.32%	Apr. 30, 2005
[1]	Effective June 2010, the MSCI World IMI 55% Energy + 45% Materials Index was added as an additional comparative index for the Portfolio. WRIMCO believes that this index is also representative of the types of securities in which the Portfolio invests. Both indexes are presented in this prospectus and will be presented in future prospectuses for comparison purposes.